SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options outstanding
Shares upon exercise of options outstanding at end of year		1,775,259
Weighted average remaining contractual life		6 years 7 days
Aggregate intrinsic Value		$ 3,057
Exercise price	[1]	$ 6.90	$ 6.87	$ 6.64	$ 2.51
Options exercisable
Shares upon exercise of options outstanding at end of year		1,061,474
Weighted average remaining contractual life		4 years 4 months 21 days
Aggregate intrinsic value		$ 3,057
Exercise price	[1]	$ 4.91	$ 4.22	$ 2.87
0.0001 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		47,600
Weighted average remaining contractual life		9 months 15 days
Aggregate intrinsic Value		$ 312
Exercise price	[1]	$ 0.0001
Options exercisable
Shares upon exercise of options outstanding at end of year		47,600
Weighted average remaining contractual life		9 months 15 days
Aggregate intrinsic value		$ 312
1.47 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		193,800
Weighted average remaining contractual life		1 year 7 months 10 days
Aggregate intrinsic Value		$ 984
Exercise price	[1]	$ 1.47
Options exercisable
Shares upon exercise of options outstanding at end of year		193,800
Weighted average remaining contractual life		1 year 7 months 10 days
Aggregate intrinsic value		$ 984
3.12 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		485,316
Weighted average remaining contractual life		3 years 9 months 18 days
Aggregate intrinsic Value		$ 1,665
Exercise price	[1]	$ 3.12
Options exercisable
Shares upon exercise of options outstanding at end of year		485,316
Weighted average remaining contractual life		3 years 9 months 18 days
Aggregate intrinsic value		$ 1,665
5.34 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		79,578
Weighted average remaining contractual life		6 years 3 months 4 days
Aggregate intrinsic Value		$ 96
Exercise price	[1]	$ 5.34
Options exercisable
Shares upon exercise of options outstanding at end of year		79,578
Weighted average remaining contractual life		6 years 3 months 4 days
Aggregate intrinsic value		$ 96
6.97 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		185,820
Weighted average remaining contractual life		8 years 7 days
Aggregate intrinsic Value
Exercise price	[1]	$ 6.97
Options exercisable
Shares upon exercise of options outstanding at end of year		48,038
Weighted average remaining contractual life		8 years 22 days
Aggregate intrinsic value
7.84 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		110,831
Weighted average remaining contractual life		8 years 4 days
Aggregate intrinsic Value
Exercise price	[1]	$ 7.84
Options exercisable
Shares upon exercise of options outstanding at end of year		27,706
Weighted average remaining contractual life		8 years 4 days
Aggregate intrinsic value
8.35 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		3,750
Weighted average remaining contractual life		8 years 6 months 29 days
Aggregate intrinsic Value
Exercise price	[1]	$ 8.35
Options exercisable
Shares upon exercise of options outstanding at end of year		3,750
Weighted average remaining contractual life		8 years 6 months 29 days
Aggregate intrinsic value
8.49 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		33,750
Weighted average remaining contractual life		9 years 7 months 24 days
Aggregate intrinsic Value
Exercise price	[1]	$ 8.49
Options exercisable
Shares upon exercise of options outstanding at end of year
Aggregate intrinsic value
9.92 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		310,123
Weighted average remaining contractual life		9 years 4 days
Aggregate intrinsic Value
Exercise price	[1]	$ 9.92
Options exercisable
Shares upon exercise of options outstanding at end of year
Aggregate intrinsic value
13.76 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		311,091
Weighted average remaining contractual life		7 years 7 months 10 days
Aggregate intrinsic Value
Exercise price	[1]	$ 13.76
Options exercisable
Shares upon exercise of options outstanding at end of year		165,486
Weighted average remaining contractual life		7 years 7 months 10 days
Aggregate intrinsic value
14 [Member]
Options outstanding
Shares upon exercise of options outstanding at end of year		13,600
Weighted average remaining contractual life		6 years 9 months
Aggregate intrinsic Value
Exercise price	[1]	$ 14
Options exercisable
Shares upon exercise of options outstanding at end of year		10,200
Weighted average remaining contractual life		6 years 9 months
Aggregate intrinsic value

[1]	In dollars per share.